Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories
The amount of inventory recognized as an expense in "Cost of net sales" in the Consolidated Income Statement during 2025 amounted to $3.2 billion (2024: $3.0 billion, 2023: $2.9 billion). The amount of inventory recognized as an expense in "Cost of other revenues" in the Consolidated Income Statement during 2025 amounted to $64 million (2024: $71 million, 2023: $67 million).

($ millions)	2025	2024
Raw material, consumables	476	438
Work in progress	190	199
Finished products	1,725	1,631
Total inventories	2,391	2,268
Alcon recognized inventory provisions and write-downs amounting to $206 million in 2025 (2024: $217 million, 2023: $206 million) and reversed inventory provisions amounting to $59 million in 2025 (2024: $64 million, 2023: $88 million). Inventory provisions mainly relate to the adjustment of inventory balances to their net realizable value based on the forecasted sales. Reversals are made when the products become salable.